INTANGIBLE ASSETS, NET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	R$ 749,762	R$ 761,739	R$ 935,151
ADDITIONS	40,164	(184,184)	440,084
DISPOSALS	(13,848)		(66,684)
WRITE-OFFS		212,503
TRANSFERS COST/SERVICE	114,005	62,654	199,988
CLASSIFICATION - HELD FOR SALE	(187,801)	(102,950)
BALANCE ON ENDING PERIOD	649,650	749,762	761,739
Generation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	185,521	151,877	146,173
ADDITIONS	(11,109)	68,430	(3,645)
DISPOSALS	(2,161)
WRITE-OFFS		(44,150)	592
TRANSFERS COST/SERVICE	(7,194)	9,364	8,757
CLASSIFICATION - HELD FOR SALE	(96,067)
BALANCE ON ENDING PERIOD	68,990	185,521	151,877
Generation | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	145,081	111,437	90,720
ADDITIONS	(24,456)	67,079	(47,022)
DISPOSALS	(2,673)
WRITE-OFFS		(43,909)	592
TRANSFERS COST/SERVICE	(7,194)	10,474	67,147
CLASSIFICATION - HELD FOR SALE	(96,067)
BALANCE ON ENDING PERIOD	14,691	145,081	111,437
Generation | In operation | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	323,741	263,719	188,433
ADDITIONS	11,601	95,565	11,604
DISPOSALS	(2,673)
WRITE-OFFS		(46,635)
TRANSFERS COST/SERVICE	208,596	11,092	63,682
CLASSIFICATION - HELD FOR SALE	(253,602)
BALANCE ON ENDING PERIOD	287,663	323,741	263,719
Generation | In operation | Accelerated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(138,524)	(112,000)	(97,287)
ADDITIONS	(36,774)	(29,250)	(18,178)
WRITE-OFFS		2,726
TRANSFERS COST/SERVICE			3,465
CLASSIFICATION - HELD FOR SALE	158,242
BALANCE ON ENDING PERIOD	(17,056)	(138,524)	(112,000)
Generation | In operation | Obligations associated with the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	440	294	(298)
ADDITIONS	717	764
WRITE-OFFS			592
TRANSFERS COST/SERVICE	(450)	(618)
CLASSIFICATION - HELD FOR SALE	(707)
BALANCE ON ENDING PERIOD		440	294
Generation | In operation | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(40,576)	(40,576)	(128)
ADDITIONS			(40,448)
TRANSFERS COST/SERVICE	(215,340)
BALANCE ON ENDING PERIOD	(255,916)	(40,576)	(40,576)
Generation | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	40,440	40,440	55,453
ADDITIONS	13,347	1,351	43,377
DISPOSALS	512
WRITE-OFFS		(241)
TRANSFERS COST/SERVICE		(1,110)	(58,390)
BALANCE ON ENDING PERIOD	54,299	40,440	40,440
Generation | Ongoing | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	59,622	68,573	69,602
ADDITIONS	13,347	1,351	43,377
WRITE-OFFS		(241)	(64)
TRANSFERS COST/SERVICE		(10,061)	(44,342)
BALANCE ON ENDING PERIOD	72,969	59,622	68,573
Generation | Ongoing | Obligations associated with the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	56	(8,895)	(8,959)
WRITE-OFFS			64
TRANSFERS COST/SERVICE		8,951
BALANCE ON ENDING PERIOD	56	56	(8,895)
Generation | Ongoing | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(19,238)	(19,238)	(5,190)
DISPOSALS	512
TRANSFERS COST/SERVICE			(14,048)
BALANCE ON ENDING PERIOD	(18,726)	(19,238)	(19,238)
Distribution
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	77,665	106,249	248,518
ADDITIONS	(104,237)	(241,977)	(439,561)
DISPOSALS	(1,713)
WRITE-OFFS		227,103	64,240
TRANSFERS COST/SERVICE	66,751	65,766	233,052
CLASSIFICATION - HELD FOR SALE	(38,466)	(79,476)
BALANCE ON ENDING PERIOD		77,665	106,249
Distribution | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	77,030	12,332	136,482
ADDITIONS	(105,536)	(279,051)	(454,961)
WRITE-OFFS		226,802	61,477
TRANSFERS COST/SERVICE	66,972	164,815	269,334
CLASSIFICATION - HELD FOR SALE	(38,466)	(47,868)
BALANCE ON ENDING PERIOD		77,030	12,332
Distribution | In operation | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	1,126,957	2,173,054	1,859,648
ADDITIONS	3	29,560	19,951
DISPOSALS	(1,397)
WRITE-OFFS		(22,797)	(23,186)
TRANSFERS COST/SERVICE	83,941	202,414	316,641
CLASSIFICATION - HELD FOR SALE	(1,209,504)	(1,255,274)
BALANCE ON ENDING PERIOD		1,126,957	2,173,054
Distribution | In operation | Accelerated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(1,026,715)	(1,889,459)	(1,660,646)
ADDITIONS	(134,443)	(299,991)	(232,167)
DISPOSALS	1,397
WRITE-OFFS		9,399	4,846
TRANSFERS COST/SERVICE		(17)	(1,492)
CLASSIFICATION - HELD FOR SALE	1,159,761	1,153,353
BALANCE ON ENDING PERIOD		(1,026,715)	(1,889,459)
Distribution | In operation | Obligations associated with the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(23,212)	(34,207)	(62,520)
ADDITIONS	28,904	(8,620)	(5,689)
WRITE-OFFS		65,844	79,817
TRANSFERS COST/SERVICE	(16,969)	(37,582)	(45,815)
CLASSIFICATION - HELD FOR SALE	11,277	(8,647)
BALANCE ON ENDING PERIOD		(23,212)	(34,207)
Distribution | In operation | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD		(237,056)
ADDITIONS			(237,056)
WRITE-OFFS		174,356
CLASSIFICATION - HELD FOR SALE		62,700
BALANCE ON ENDING PERIOD			(237,056)
Distribution | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	635	93,917	112,036
ADDITIONS	1,299	37,074	15,400
DISPOSALS	(1,713)
WRITE-OFFS		301	2,763
TRANSFERS COST/SERVICE	(221)	(99,049)	(36,282)
CLASSIFICATION - HELD FOR SALE		(31,608)
BALANCE ON ENDING PERIOD		635	93,917
Distribution | Ongoing | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	668	112,898	131,709
ADDITIONS	1,330	38,258	18,122
DISPOSALS	(1,713)
WRITE-OFFS			2,124
TRANSFERS COST/SERVICE	(287)	(122,682)	(39,057)
CLASSIFICATION - HELD FOR SALE	1	(27,806)
BALANCE ON ENDING PERIOD	(1)	668	112,898
Distribution | Ongoing | Obligations associated with the Concession
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(33)	(18,981)	(19,673)
ADDITIONS	(31)	(1,184)	(2,722)
WRITE-OFFS		301	639
TRANSFERS COST/SERVICE	66	23,633	2,775
CLASSIFICATION - HELD FOR SALE	(1)	(3,802)
BALANCE ON ENDING PERIOD	1	(33)	(18,981)
Transmission
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	83,837	83,837	88,392
ADDITIONS	51		(3,010)
DISPOSALS	(1,444)
TRANSFERS COST/SERVICE	(66,515)		(1,545)
BALANCE ON ENDING PERIOD	15,929	83,837	83,837
Transmission | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	82,536	82,536	87,091
ADDITIONS			(3,010)
DISPOSALS	(1,444)
TRANSFERS COST/SERVICE	(66,464)		(1,545)
BALANCE ON ENDING PERIOD	14,628	82,536	82,536
Transmission | In operation | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	87,544	87,544	91,151
ADDITIONS			500
DISPOSALS	(1,444)
TRANSFERS COST/SERVICE	(76,992)		(4,107)
BALANCE ON ENDING PERIOD	9,108	87,544	87,544
Transmission | In operation | Accelerated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(5,008)	(5,008)	(4,060)
ADDITIONS			(3,510)
TRANSFERS COST/SERVICE	10,528		2,562
BALANCE ON ENDING PERIOD	5,520	(5,008)	(5,008)
Transmission | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	1,301	1,301	1,301
ADDITIONS	51
TRANSFERS COST/SERVICE	(51)
BALANCE ON ENDING PERIOD	1,301	1,301	1,301
Transmission | Ongoing | Gross value
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	1,301	1,301	1,301
ADDITIONS	51
TRANSFERS COST/SERVICE	(51)
BALANCE ON ENDING PERIOD	1,301	1,301	1,301
Management
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	402,739	419,776	452,068
ADDITIONS	75,131	(10,637)	6,132
DISPOSALS	19,166
WRITE-OFFS		29,550	1,852
TRANSFERS COST/SERVICE	120,963	(12,476)	(40,276)
CLASSIFICATION - HELD FOR SALE	(53,268)	(23,474)
BALANCE ON ENDING PERIOD	564,731	402,739	419,776
Management | In operation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	1,030,071	850,508	831,315
ADDITIONS	36,214	216,122	22,682
DISPOSALS	13,283
WRITE-OFFS		(24)
TRANSFERS COST/SERVICE	(45,760)	23,901	(3,489)
CLASSIFICATION - HELD FOR SALE	(84,910)	(60,436)
BALANCE ON ENDING PERIOD	948,898	1,030,071	850,508
Management | In operation | Accelerated depreciation
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(547,878)	(540,859)	(478,484)
ADDITIONS	(71,739)	(57,491)	(52,861)
DISPOSALS	2,880
TRANSFERS COST/SERVICE	(10,528)	4,662	(9,514)
CLASSIFICATION - HELD FOR SALE	48,651	45,810
BALANCE ON ENDING PERIOD	(578,614)	(547,878)	(540,859)
Management | In operation | Impairment
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(223,805)	(38,891)	(40,743)
ADDITIONS	463	(215,340)
DISPOSALS	6
WRITE-OFFS		30,426	1,852
TRANSFERS COST/SERVICE	215,340
BALANCE ON ENDING PERIOD	(7,996)	(223,805)	(38,891)
Management | Ongoing
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	159,831	169,188	160,150
ADDITIONS	110,193	46,072	36,311
WRITE-OFFS		(852)
TRANSFERS COST/SERVICE	2,359	(41,039)	(27,273)
CLASSIFICATION - HELD FOR SALE	(17,009)	(13,538)
BALANCE ON ENDING PERIOD	255,374	159,831	169,188
Management | Ongoing | Others
INTANGIBLE ASSETS, NET
BALANCE ON BEGINNING PERIOD	(15,480)	(20,170)	(20,170)
DISPOSALS	2,997
TRANSFERS COST/SERVICE	(40,448)
CLASSIFICATION - HELD FOR SALE		4,690
BALANCE ON ENDING PERIOD	R$ (52,931)	R$ (15,480)	R$ (20,170)